Lessee disclosures	12 Months Ended
Dec. 31, 2024
Disclosure Of Leases [Abstract]
Lessee disclosures	Note 23: Lessee disclosures
The table below sets out the movement in the Group’s right-of-use assets, which are primarily in respect of premises, and are recognised within other assets (note 22).

	2024 £m	2023 £m
At 1 January	1,025	1,119
Exchange and other adjustments	1	6
Additions	128	135
Disposals	(113)	(32)
Depreciation charge for the year	(192)	(203)
At 31 December	849	1,025
The Group’s lease liabilities are recognised within other liabilities (note 25). The maturity analysis of the Group’s lease liabilities on an undiscounted basis is set out in the liquidity risk section.
The total cash outflow for leases in the year ended 31 December 2024 was £199 million (2023: £209 million). The amount recognised within interest expense in respect of lease liabilities is disclosed in note 5.